CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 106.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 7.6%
-----------------------------------------------------------------------
TMP Worldwide, Inc.(1)                        222,900      $ 13,168,932
-----------------------------------------------------------------------
                                                           $ 13,168,932
-----------------------------------------------------------------------
Advertising and Marketing Services -- 0.8%
-----------------------------------------------------------------------
Getty Images, Inc.(1)                          52,580      $  1,381,277
-----------------------------------------------------------------------
                                                           $  1,381,277
-----------------------------------------------------------------------
Aerospace and Defense -- 0.4%
-----------------------------------------------------------------------
DONCASTERS plc ADR(1)                          25,700      $    705,208
-----------------------------------------------------------------------
                                                           $    705,208
-----------------------------------------------------------------------
Apparel -- 4.9%
-----------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                     35,000      $  1,561,000
Gymboree Corp.(1)                             578,000         4,797,400
NIKE, Inc.                                     50,000         2,100,000
-----------------------------------------------------------------------
                                                           $  8,458,400
-----------------------------------------------------------------------
Biotechnology -- 0.7%
-----------------------------------------------------------------------
CV Therapeutics, Inc.(1)                       19,800      $  1,129,590
-----------------------------------------------------------------------
                                                           $  1,129,590
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.4%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                10,000      $    173,400
Radio One, Inc.(1)                             70,000         1,551,900
Shaw Communications, Inc.                      29,250           694,395
-----------------------------------------------------------------------
                                                           $  2,419,695
-----------------------------------------------------------------------
Communications Services -- 1.2%
-----------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                    65,000      $  1,569,750
WebEx Communications, Inc.(1)                  22,000           586,520
-----------------------------------------------------------------------
                                                           $  2,156,270
-----------------------------------------------------------------------
Computer Equipment -- 1.2%
-----------------------------------------------------------------------
Palm, Inc.(1)                                 352,000      $  2,133,120
-----------------------------------------------------------------------
                                                           $  2,133,120
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computer Services -- 0.4%
-----------------------------------------------------------------------
TALX Corp.(1)                                  17,500      $    614,250
-----------------------------------------------------------------------
                                                           $    614,250
-----------------------------------------------------------------------
Computer Software -- 3.8%
-----------------------------------------------------------------------
Compuware Corp.(1)                             60,500      $    831,270
Legato Systems, Inc.(1)                        99,000         1,571,130
Microsoft Corp.(1)                             51,700         3,725,502
NetIQ Corp.(1)                                 15,500           484,685
-----------------------------------------------------------------------
                                                           $  6,612,587
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.3%
-----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                   99,350      $  2,225,440
-----------------------------------------------------------------------
                                                           $  2,225,440
-----------------------------------------------------------------------
Drugs -- 2.3%
-----------------------------------------------------------------------
Biovail Corp.(1)                               42,000      $  1,827,000
XOMA Ltd.(1)                                  129,000         2,200,740
-----------------------------------------------------------------------
                                                           $  4,027,740
-----------------------------------------------------------------------
Education -- 3.2%
-----------------------------------------------------------------------
ITT Educational Services, Inc.(1)             126,000      $  5,605,740
-----------------------------------------------------------------------
                                                           $  5,605,740
-----------------------------------------------------------------------
Financial -- 1.4%
-----------------------------------------------------------------------
MGIC Investment Corp.                          32,200      $  2,340,940
-----------------------------------------------------------------------
                                                           $  2,340,940
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 1.3%
-----------------------------------------------------------------------
H&R Block, Inc.                                35,000      $  2,259,250
-----------------------------------------------------------------------
                                                           $  2,259,250
-----------------------------------------------------------------------
Insurance -- 3.6%
-----------------------------------------------------------------------
Progressive Corp.                              33,500      $  4,528,530
Radian Group, Inc.                             40,000         1,627,600
-----------------------------------------------------------------------
                                                           $  6,156,130
-----------------------------------------------------------------------
Internet -- 0.5%
-----------------------------------------------------------------------
Yahoo!, Inc.(1)                                40,000      $    782,000
-----------------------------------------------------------------------
                                                           $    782,000
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Internet - Network Security / Solutions -- 1.2%
-----------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)              210,000      $  2,049,600
-----------------------------------------------------------------------
                                                           $  2,049,600
-----------------------------------------------------------------------
Investment Services -- 0.6%
-----------------------------------------------------------------------
Stilwell Financial, Inc.                       30,000      $  1,006,500
-----------------------------------------------------------------------
                                                           $  1,006,500
-----------------------------------------------------------------------
Lodging and Hotels -- 2.8%
-----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)            96,000      $  4,764,480
-----------------------------------------------------------------------
                                                           $  4,764,480
-----------------------------------------------------------------------
Machinery -- 0.3%
-----------------------------------------------------------------------
Global Power Equipment Group, Inc.(1)           1,100      $     31,405
Harnischfeger Industries, Inc.                 26,300           419,277
-----------------------------------------------------------------------
                                                           $    450,682
-----------------------------------------------------------------------
Manufactured Housing -- 5.9%
-----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                 280,000      $  3,186,400
Clayton Homes, Inc.                            10,000           157,200
Fleetwood Enterprises, Inc.                   294,000         4,139,520
Monaco Coach Corp.(1)                          83,700         2,699,325
-----------------------------------------------------------------------
                                                           $ 10,182,445
-----------------------------------------------------------------------
Medical Products -- 3.7%
-----------------------------------------------------------------------
Becton, Dickinson & Co.                        77,000      $  2,755,830
Bergen Brunswig Corp.                          78,000         1,544,400
Novoste Corp.(1)                               80,000         2,040,000
-----------------------------------------------------------------------
                                                           $  6,340,230
-----------------------------------------------------------------------
Metals - Industrial -- 7.0%
-----------------------------------------------------------------------
North American Palladium Ltd.(1)               52,200      $    412,380
Precision Castparts Corp.                     294,000        11,001,480
RTI International Metals, Inc.(1)              40,000           608,000
-----------------------------------------------------------------------
                                                           $ 12,021,860
-----------------------------------------------------------------------
Mining - Coal -- 1.1%
-----------------------------------------------------------------------
Arch Coal, Inc.                                74,750      $  1,933,782
-----------------------------------------------------------------------
                                                           $  1,933,782
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.0%
-----------------------------------------------------------------------
El Paso Corp.                                  34,000      $  1,786,360
-----------------------------------------------------------------------
                                                           $  1,786,360
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 5.3%
-----------------------------------------------------------------------
Andrx Group(1)                                 58,600      $  4,446,568
Barr Laboratories, Inc.(1)                     67,900         4,780,160
-----------------------------------------------------------------------
                                                           $  9,226,728
-----------------------------------------------------------------------
REITS -- 0.1%
-----------------------------------------------------------------------
Pinnacle Holdings, Inc.(1)                     28,800      $    155,520
-----------------------------------------------------------------------
                                                           $    155,520
-----------------------------------------------------------------------
Retail -- 8.9%
-----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                        58,300      $  2,294,105
Dollar Tree Stores, Inc.(1)                   205,500         5,659,470
Hollywood Entertainment Corp.(1)              870,000         7,038,300
PETsMART, Inc.(1)                              20,000           130,400
Restoration Hardware, Inc.(1)                  50,000           282,500
-----------------------------------------------------------------------
                                                           $ 15,404,775
-----------------------------------------------------------------------
Retail - Electronics -- 1.2%
-----------------------------------------------------------------------
Ultimate Electronics, Inc.(1)                  61,500      $  2,017,200
-----------------------------------------------------------------------
                                                           $  2,017,200
-----------------------------------------------------------------------
Retail - Restaurants -- 1.5%
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                    60,000      $  1,731,600
Tricon Global Restaurants, Inc.(1)             20,000           879,800
-----------------------------------------------------------------------
                                                           $  2,611,400
-----------------------------------------------------------------------
Retail - Speciality -- 0.3%
-----------------------------------------------------------------------
NBTY, Inc.(1)                                  40,000      $    476,000
-----------------------------------------------------------------------
                                                           $    476,000
-----------------------------------------------------------------------
Satellite TV -- 0.9%
-----------------------------------------------------------------------
Echostar Communications Corp.(1)               50,000      $  1,576,500
-----------------------------------------------------------------------
                                                           $  1,576,500
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Semiconductor Equipment -- 11.2%
-----------------------------------------------------------------------
ASM International NV(1)                       216,000      $  4,256,280
Bell Microproducts, Inc.(1)                    50,000           515,000
CoorsTek, Inc.(1)                              34,500         1,314,450
FEI Co.(1)                                     24,970           977,076
LTX Corp.(1)                                  150,000         3,849,000
Teradyne, Inc.(1)                              38,500         1,367,135
Therma-Wave, Inc.(1)                          121,000         2,299,000
Varian Semiconductor Equipment
Associates, Inc.(1)                           117,000         4,750,200
-----------------------------------------------------------------------
                                                           $ 19,328,141
-----------------------------------------------------------------------
Semiconductors -- 11.6%
-----------------------------------------------------------------------
Analog Devices, Inc.(1)                        82,000      $  3,620,300
Cirrus Logic, Inc.(1)                          33,000           759,990
Elantec Semiconductor, Inc.(1)                 95,000         3,182,500
Integrated Device Technology, Inc.(1)          70,400         2,133,120
Lattice Semiconductor Corp.(1)                131,000         3,237,010
Microsemi Corp.(1)                             13,200           935,880
Semtech Corp.(1)                              127,000         4,055,110
SIPEX Corp.(1)                                204,000         2,182,800
-----------------------------------------------------------------------
                                                           $ 20,106,710
-----------------------------------------------------------------------
Tobacco -- 3.9%
-----------------------------------------------------------------------
DIMON, Inc.                                   100,000      $  1,000,000
Philip Morris Co., Inc.                        79,000         3,890,750
Standard Commercial Corp.                     110,000         1,932,700
-----------------------------------------------------------------------
                                                           $  6,823,450
-----------------------------------------------------------------------
Toys -- 0.6%
-----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                         58,000      $  1,076,480
-----------------------------------------------------------------------
                                                           $  1,076,480
-----------------------------------------------------------------------
Transportation -- 0.2%
-----------------------------------------------------------------------
CNF, Inc.                                      10,000      $    282,500
-----------------------------------------------------------------------
                                                           $    282,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Wireless Communication Services -- 1.1%
-----------------------------------------------------------------------
Nextel Communications, Inc.(1)                 30,000      $    520,200
Western Wireless Corp.(1)                      34,000         1,417,800
-----------------------------------------------------------------------
                                                           $  1,938,000
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $154,040,270)                          $183,735,912
-----------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 0.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Information Technology Services -- 0.1%
-----------------------------------------------------------------------
Exodus Communications, Inc., Sr. Notes,
11.625%, 7/15/10                             $    500      $    175,000
-----------------------------------------------------------------------
                                                           $    175,000
-----------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $176,250)                              $    175,000
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Household Finance Corp., 4.14%, 7/2/01       $  1,648      $  1,647,621
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $1,647,621)                         $  1,647,621
-----------------------------------------------------------------------
Total Investments -- 107.4%
   (identified cost $155,864,141)                          $185,558,533
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (7.4)%                   $(12,808,258)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $172,750,275
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $155,864,141)                          $185,558,533
Cash                                             1,425
Receivable for investments sold              4,700,951
Interest and dividends receivable              111,537
Prepaid expenses                                 1,221
------------------------------------------------------
TOTAL ASSETS                              $190,373,667
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 17,590,122
Payable to affiliate for Trustees' fees          4,801
Accrued expenses                                28,469
------------------------------------------------------
TOTAL LIABILITIES                         $ 17,623,392
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $172,750,275
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $143,055,883
Net unrealized appreciation (computed on
   the basis of identified cost)            29,694,392
------------------------------------------------------
TOTAL                                     $172,750,275
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $71)     $    440,190
Interest                                       168,535
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    608,725
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    476,340
Trustees' fees and expenses                     10,550
Custodian fee                                   48,410
Legal and accounting services                   13,288
Miscellaneous                                    2,690
------------------------------------------------------
TOTAL EXPENSES                            $    551,278
------------------------------------------------------

NET INVESTMENT INCOME                     $     57,447
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(23,180,808)
------------------------------------------------------
NET REALIZED LOSS                         $(23,180,808)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 16,220,852
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 16,220,852
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (6,959,956)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (6,902,509)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2001     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2000(1)
------------------------------------------------------------------------------------
From operations --
   Net investment income                  $         57,447  $                434,173
   Net realized gain (loss)                    (23,180,808)                5,248,017
   Net change in unrealized
      appreciation (depreciation)               16,220,852               (16,356,471)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $     (6,902,509) $            (10,674,281)
------------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Balanced Fund                       $             --  $            196,706,145
   Contributions                                26,549,258                15,519,393
   Withdrawals                                 (18,022,365)              (30,525,376)
------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      8,526,893  $            181,700,162
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,624,384  $            171,025,881
------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------
At beginning of period                    $    171,125,891  $                100,010
------------------------------------------------------------------------------------
AT END OF PERIOD                          $    172,750,275  $            171,125,891
------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED    PERIOD ENDED
                                  JUNE 30, 2001       DECEMBER 31,
                                  (UNAUDITED)         2000(1)
------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.73%(2)          0.72%(2)
   Net investment income                  0.08%(2)          0.29%(2)
Portfolio Turnover                         135%              271%
------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $172,750          $171,126
------------------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to December 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2001, $975 in credit balances were used to reduce the Portfolio's custodian fee.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2001 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the six months ended June 30, 2001, the fee was equivalent to 0.625% of the Portfolio's average net assets for such period and amounted to $476,340. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $226,798,910 and $207,882,617, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $155,864,141
    ------------------------------------------------------
    Gross unrealized appreciation             $ 31,617,249
    Gross unrealized depreciation               (1,922,857)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 29,694,392
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended
   June 30, 2001.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2001

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO
INVESTMENT GRADE INCOME PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager
of Capital
Growth Portfolio

Michael B. Terry
Vice President and
Portfolio Manager of
Investment Grade
Income Portfolio

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA Shool of Law

Jack L. Treynor
Investment Adviser and Consultant

                                       26